Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Summary of Operating Segments
The following is the Company’s segment information:

	Operating Income
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Total
For the year ended 31 March 2025
Net sales	$2,863.3	$519.9	$494.3	$3,877.5
Cost of goods sold	1,721.4	301.2	349.9	2,372.5
Gross profit	1,141.9	218.7	144.4	1,505.0
Selling, general and administrative expenses	291.7	56.0	104.0	451.7
Restructuring expenses	—	50.3	—	50.3
Other expenses [1]	9.3	1.4	2.4	13.1
Segment operating income	$840.9	$111.0	$38.0	$989.9

Reconciliation to consolidated operating income
Less: General Corporate [2] and Unallocated R&D costs				(334.0)
Consolidated operating income				$655.9

For the year ended 31 March 2024
Net sales	$2,891.4	$562.8	$482.1	$3,936.3
Cost of goods sold	1,674.8	335.4	337.7	2,347.9
Gross profit	1,216.6	227.4	144.4	1,588.4
Selling, general and administrative expenses	287.1	60.0	96.1	443.2
Other expenses [1]	8.4	1.3	3.3	13.0
Segment operating income	$921.1	$166.1	$45.0	$1,132.2

Reconciliation to consolidated operating income
Less: General Corporate and Unallocated R&D costs				(364.8)
Consolidated operating income				$767.4

For the year ended 31 March 2023
Net sales	$2,787.6	$539.2	$450.3	$3,777.1
Cost of goods sold	1,781.8	338.9	344.4	2,465.1
Gross profit	1,005.8	200.3	105.9	1,312.0
Selling, general and administrative expenses	232.8	56.2	77.7	366.7
Other expenses [1]	5.5	1.3	1.7	8.5
Segment operating income	$767.5	$142.8	$26.5	$936.8

Reconciliation to consolidated operating income
Less: General Corporate and Unallocated R&D costs				(195.4)
Consolidated operating income				$741.4
____________
1.Other expenses represent R&D costs allocated to the segments.
2.Includes merger costs.

	Depreciation and Amortization Years ended 31 March
(Millions of US dollars)	2025	2024	2023
North America Fiber Cement	$160.7	$133.8	$126.1
Asia Pacific Fiber Cement	19.2	17.0	14.7
Europe Building Products	32.4	29.7	28.0
General Corporate and R&D	3.9	4.5	3.8
Total	$216.2	$185.0	$172.6

	Capital Expenditures Years ended 31 March
(Millions of US dollars)	2025	2024	2023
North America Fiber Cement	$287.2	$298.1	$392.0
Asia Pacific Fiber Cement	53.1	47.8	136.2
Europe Building Products	74.3	89.7	57.8
General Corporate and R&D	7.6	13.7	5.3
Total	$422.2	$449.3	$591.3

Summary of Geographical Information
The following is the Company’s geographical information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2025	2024	2023
United States of America	$2,707.2	$2,743.7	$2,641.4
Australia	401.1	403.8	380.9
Canada	156.1	147.7	146.2
Germany	142.9	140.5	137.8
New Zealand	92.6	87.7	88.1
Other Countries [1]	377.6	412.9	382.7
Total	$3,877.5	$3,936.3	$3,777.1

	Long-Lived Assets 31 March
(Millions of US dollars)	2025	2024
United States of America	$1,627.7	$1,512.4
Australia	231.9	220.1
Germany	143.2	133.3
Spain	187.1	148.7
Other Countries [2]	52.2	87.2
Total [3]	$2,242.1	$2,101.7
____________
1Included are all other countries that account for less than 5% of net sales individually, primarily in Great Britain, Switzerland, the Netherlands, the Philippines and other European countries.
2Included are all other countries that account for less than 5% of long-lived assets individually, primarily in the Netherlands and Great Britain.
3Long-lived assets include Property, plant and equipment and ROU assets.